Commitments and Contingencies - Schedule of Purchase Commitments (Detail) - Wireless carriers [Member] - Purchase commitment for purchase of airtime minutes at current market prices [Member]
$ in Thousands
Dec. 31, 2022 MXN ($)
Disclosure of commitments [line items]
Purchase commitments	$ 44,216,923
2023 [Member]
Disclosure of commitments [line items]
Purchase commitments	944,948
2024 [Member]
Disclosure of commitments [line items]
Purchase commitments	15,568,565
2025 [Member]
Disclosure of commitments [line items]
Purchase commitments	3,231,796
2026 [Member]
Disclosure of commitments [line items]
Purchase commitments	3,190,572
2027 and 2028 [Member]
Disclosure of commitments [line items]
Purchase commitments	6,386,664
2029 and thereafter [Member]
Disclosure of commitments [line items]
Purchase commitments	$ 14,894,378